N-4	May 01, 2026
Prospectus:
Document Type	EX-99.4R HISTORIC
Entity Registrant Name	MEMBERS Life Insurance Company
Entity Central Index Key	0001562577
Entity Investment Company Type	N-4
Document Period End Date	Apr. 14, 2026
Amendment Flag	false
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]

Issue Date	Index	Strategy	Rate Type	Rate	Participation Rate
2025-07-10	Barclays	1-Year -10% Floor	Cap	20%	125%
2025-07-10	Barclays	1-Year -9% Floor	Cap	19.3%	125%
2025-07-10	Barclays	1-Year -8% Floor	Cap	18.65%	125%
2025-07-10	Barclays	1-Year -7% Floor	Cap	17.45%	125%
2025-07-10	Barclays	1-Year -6% Floor	Cap	16.4%	125%
2025-07-10	Barclays	1-Year -5% Floor	Cap	14.85%	125%
2025-07-10	Barclays	1-Year -4% Floor	Cap	13.8%	125%
2025-07-10	Barclays	1-Year -3% Floor	Cap	12.4%	125%
2025-07-10	Barclays	1-Year -2% Floor	Cap	11.15%	125%
2025-07-10	Barclays	1-Year -1% Floor	Cap	9.75%	125%
2025-07-10	Barclays	1-Year 0% Floor	Cap	8.5%	125%
2025-07-10	Barclays	6-Year -20% Buffer	Cap	Uncapped	150%
2025-07-10	Barclays	6-Year -10% Buffer	Cap	Uncapped	200%
2025-07-10	Barclays	6-Year 10% Boost	Boost	Uncapped	200%
2025-07-10	Barclays	6-Year 20% Boost	Boost	Uncapped	150%
2025-07-10	Dimensional	1-Year -10% Buffer	Cap	15.5%	100%
2025-07-10	Dimensional	1-Year -10% Floor	Cap	15.5%	100%
2025-07-10	Dimensional	1-Year -9% Floor	Cap	14.45%	100%
2025-07-10	Dimensional	1-Year -8% Floor	Cap	13.4%	100%
2025-07-10	Dimensional	1-Year -7% Floor	Cap	12.35%	100%
2025-07-10	Dimensional	1-Year -6% Floor	Cap	11.4%	100%
2025-07-10	Dimensional	1-Year -5% Floor	Cap	10.35%	100%
2025-07-10	Dimensional	1-Year -4% Floor	Cap	9.4%	100%
2025-07-10	Dimensional	1-Year -3% Floor	Cap	8.4%	100%
2025-07-10	Dimensional	1-Year -2% Floor	Cap	7.45%	100%
2025-07-10	Dimensional	1-Year -1% Floor	Cap	6.45%	100%
2025-07-10	Dimensional	1-Year 0% Floor	Cap	5.5%	100%
2025-07-10	Dimensional	6-Year -20% Buffer	Cap	90%	100%
2025-07-10	Dimensional	6-Year -10% Buffer	Cap	Uncapped	102%
2025-07-10	Dimensional	6-Year 10% Boost	Boost	Uncapped	100%
2025-07-10	Dimensional	6-Year 20% Boost	Boost	55%	100%
2025-07-10	S&P 500	1-Year -10% Buffer	Cap	14.5%	100%
2025-07-10	S&P 500	1-Year -10% Floor	Cap	12%	100%
2025-07-10	S&P 500	1-Year -9% Floor	Cap	11.4%	100%
2025-07-10	S&P 500	1-Year -8% Floor	Cap	10.8%	100%
2025-07-10	S&P 500	1-Year -7% Floor	Cap	10.25%	100%
2025-07-10	S&P 500	1-Year -6% Floor	Cap	9.75%	100%
2025-07-10	S&P 500	1-Year -5% Floor	Cap	9.25%	100%
2025-07-10	S&P 500	1-Year -4% Floor	Cap	8.7%	100%
2025-07-10	S&P 500	1-Year -3% Floor	Cap	8.1%	100%
2025-07-10	S&P 500	1-Year -2% Floor	Cap	7.55%	100%
2025-07-10	S&P 500	1-Year -1% Floor	Cap	7%	100%
2025-07-10	S&P 500	1-Year 0% Floor	Cap	6.5%	100%
2025-07-10	S&P 500	6-Year -20% Buffer	Cap	Uncapped	100%
2025-07-10	S&P 500	6-Year -20% Dual Step Trigger	Trigger	43%
2025-07-10	S&P 500	6-Year -10% Buffer	Cap	Uncapped	105%
2025-07-10	S&P 500	6-Year -10% Dual Step Trigger	Trigger	50%
2025-07-10	S&P 500	6-Year 10% Boost	Boost	Uncapped	100%

2025-07-10	S&P 500	6-Year 20% Boost	Boost	70%	100%
2025-07-25	Barclays	1-Year -10% Floor	Cap	20%	125%
2025-07-25	Barclays	1-Year -9% Floor	Cap	19.3%	125%
2025-07-25	Barclays	1-Year -8% Floor	Cap	18.65%	125%
2025-07-25	Barclays	1-Year -7% Floor	Cap	17.45%	125%
2025-07-25	Barclays	1-Year -6% Floor	Cap	16.4%	125%
2025-07-25	Barclays	1-Year -5% Floor	Cap	14.85%	125%
2025-07-25	Barclays	1-Year -4% Floor	Cap	13.8%	125%
2025-07-25	Barclays	1-Year -3% Floor	Cap	12.4%	125%
2025-07-25	Barclays	1-Year -2% Floor	Cap	11.15%	125%
2025-07-25	Barclays	1-Year -1% Floor	Cap	9.75%	125%
2025-07-25	Barclays	1-Year 0% Floor	Cap	8.5%	125%
2025-07-25	Barclays	6-Year -20% Buffer	Cap	Uncapped	150%
2025-07-25	Barclays	6-Year -10% Buffer	Cap	Uncapped	200%
2025-07-25	Barclays	6-Year 10% Boost	Boost	Uncapped	200%
2025-07-25	Barclays	6-Year 20% Boost	Boost	Uncapped	150%
2025-07-25	Dimensional	1-Year -10% Buffer	Cap	15.5%	100%
2025-07-25	Dimensional	1-Year -10% Floor	Cap	15.5%	100%
2025-07-25	Dimensional	1-Year -9% Floor	Cap	14.45%	100%
2025-07-25	Dimensional	1-Year -8% Floor	Cap	13.4%	100%
2025-07-25	Dimensional	1-Year -7% Floor	Cap	12.35%	100%
2025-07-25	Dimensional	1-Year -6% Floor	Cap	11.4%	100%
2025-07-25	Dimensional	1-Year -5% Floor	Cap	10.35%	100%
2025-07-25	Dimensional	1-Year -4% Floor	Cap	9.4%	100%
2025-07-25	Dimensional	1-Year -3% Floor	Cap	8.4%	100%
2025-07-25	Dimensional	1-Year -2% Floor	Cap	7.45%	100%
2025-07-25	Dimensional	1-Year -1% Floor	Cap	6.45%	100%
2025-07-25	Dimensional	1-Year 0% Floor	Cap	5.5%	100%
2025-07-25	Dimensional	6-Year -20% Buffer	Cap	90%	100%
2025-07-25	Dimensional	6-Year -10% Buffer	Cap	Uncapped	102%
2025-07-25	Dimensional	6-Year 10% Boost	Boost	Uncapped	100%
2025-07-25	Dimensional	6-Year 20% Boost	Boost	55%	100%
2025-07-25	S&P 500	1-Year -10% Buffer	Cap	14.5%	100%
2025-07-25	S&P 500	1-Year -10% Floor	Cap	12%	100%
2025-07-25	S&P 500	1-Year -9% Floor	Cap	11.4%	100%
2025-07-25	S&P 500	1-Year -8% Floor	Cap	10.8%	100%
2025-07-25	S&P 500	1-Year -7% Floor	Cap	10.25%	100%
2025-07-25	S&P 500	1-Year -6% Floor	Cap	9.75%	100%
2025-07-25	S&P 500	1-Year -5% Floor	Cap	9.25%	100%
2025-07-25	S&P 500	1-Year -4% Floor	Cap	8.7%	100%
2025-07-25	S&P 500	1-Year -3% Floor	Cap	8.1%	100%
2025-07-25	S&P 500	1-Year -2% Floor	Cap	7.55%	100%
2025-07-25	S&P 500	1-Year -1% Floor	Cap	7%	100%
2025-07-25	S&P 500	1-Year 0% Floor	Cap	6.5%	100%
2025-07-25	S&P 500	6-Year -20% Buffer	Cap	Uncapped	100%
2025-07-25	S&P 500	6-Year -20% Dual Step Trigger	Trigger	43%
2025-07-25	S&P 500	6-Year -10% Buffer	Cap	Uncapped	105%
2025-07-25	S&P 500	6-Year -10% Dual Step Trigger	Trigger	50%
2025-07-25	S&P 500	6-Year 10% Boost	Boost	Uncapped	100%
2025-07-25	S&P 500	6-Year 20% Boost	Boost	70%	100%

2025-08-10	Barclays	1-Year -10% Floor	Cap	20%	125%
2025-08-10	Barclays	1-Year -9% Floor	Cap	19.3%	125%
2025-08-10	Barclays	1-Year -8% Floor	Cap	18.65%	125%
2025-08-10	Barclays	1-Year -7% Floor	Cap	17.45%	125%
2025-08-10	Barclays	1-Year -6% Floor	Cap	16.4%	125%
2025-08-10	Barclays	1-Year -5% Floor	Cap	14.85%	125%
2025-08-10	Barclays	1-Year -4% Floor	Cap	13.8%	125%
2025-08-10	Barclays	1-Year -3% Floor	Cap	12.4%	125%
2025-08-10	Barclays	1-Year -2% Floor	Cap	11.15%	125%
2025-08-10	Barclays	1-Year -1% Floor	Cap	9.75%	125%
2025-08-10	Barclays	1-Year 0% Floor	Cap	8.5%	125%
2025-08-10	Barclays	6-Year -20% Buffer	Cap	Uncapped	150%
2025-08-10	Barclays	6-Year -10% Buffer	Cap	Uncapped	200%
2025-08-10	Barclays	6-Year 10% Boost	Boost	Uncapped	200%
2025-08-10	Barclays	6-Year 20% Boost	Boost	Uncapped	150%
2025-08-10	Dimensional	1-Year -10% Buffer	Cap	15.5%	100%
2025-08-10	Dimensional	1-Year -10% Floor	Cap	15.5%	100%
2025-08-10	Dimensional	1-Year -9% Floor	Cap	14.45%	100%
2025-08-10	Dimensional	1-Year -8% Floor	Cap	13.4%	100%
2025-08-10	Dimensional	1-Year -7% Floor	Cap	12.35%	100%
2025-08-10	Dimensional	1-Year -6% Floor	Cap	11.4%	100%
2025-08-10	Dimensional	1-Year -5% Floor	Cap	10.35%	100%
2025-08-10	Dimensional	1-Year -4% Floor	Cap	9.4%	100%
2025-08-10	Dimensional	1-Year -3% Floor	Cap	8.4%	100%
2025-08-10	Dimensional	1-Year -2% Floor	Cap	7.45%	100%
2025-08-10	Dimensional	1-Year -1% Floor	Cap	6.45%	100%
2025-08-10	Dimensional	1-Year 0% Floor	Cap	5.5%	100%
2025-08-10	Dimensional	6-Year -20% Buffer	Cap	90%	100%
2025-08-10	Dimensional	6-Year -10% Buffer	Cap	Uncapped	102%
2025-08-10	Dimensional	6-Year 10% Boost	Boost	Uncapped	100%
2025-08-10	Dimensional	6-Year 20% Boost	Boost	55%	100%
2025-08-10	S&P 500	1-Year -10% Buffer	Cap	14.5%	100%
2025-08-10	S&P 500	1-Year -10% Floor	Cap	12%	100%
2025-08-10	S&P 500	1-Year -9% Floor	Cap	11.4%	100%
2025-08-10	S&P 500	1-Year -8% Floor	Cap	10.8%	100%
2025-08-10	S&P 500	1-Year -7% Floor	Cap	10.25%	100%
2025-08-10	S&P 500	1-Year -6% Floor	Cap	9.75%	100%
2025-08-10	S&P 500	1-Year -5% Floor	Cap	9.25%	100%
2025-08-10	S&P 500	1-Year -4% Floor	Cap	8.7%	100%
2025-08-10	S&P 500	1-Year -3% Floor	Cap	8.1%	100%
2025-08-10	S&P 500	1-Year -2% Floor	Cap	7.55%	100%
2025-08-10	S&P 500	1-Year -1% Floor	Cap	7%	100%
2025-08-10	S&P 500	1-Year 0% Floor	Cap	6.5%	100%
2025-08-10	S&P 500	6-Year -20% Buffer	Cap	Uncapped	100%
2025-08-10	S&P 500	6-Year -20% Dual Step Trigger	Trigger	43%
2025-08-10	S&P 500	6-Year -10% Buffer	Cap	Uncapped	105%
2025-08-10	S&P 500	6-Year -10% Dual Step Trigger	Trigger	50%
2025-08-10	S&P 500	6-Year 10% Boost	Boost	Uncapped	100%
2025-08-10	S&P 500	6-Year 20% Boost	Boost	70%	100%
2025-08-25	Barclays	1-Year -10% Floor	Cap	20%	125%

2025-08-25	Barclays	1-Year -9% Floor	Cap	19.3%	125%
2025-08-25	Barclays	1-Year -8% Floor	Cap	18.65%	125%
2025-08-25	Barclays	1-Year -7% Floor	Cap	17.45%	125%
2025-08-25	Barclays	1-Year -6% Floor	Cap	16.4%	125%
2025-08-25	Barclays	1-Year -5% Floor	Cap	14.85%	125%
2025-08-25	Barclays	1-Year -4% Floor	Cap	13.8%	125%
2025-08-25	Barclays	1-Year -3% Floor	Cap	12.4%	125%
2025-08-25	Barclays	1-Year -2% Floor	Cap	11.15%	125%
2025-08-25	Barclays	1-Year -1% Floor	Cap	9.75%	125%
2025-08-25	Barclays	1-Year 0% Floor	Cap	8.5%	125%
2025-08-25	Barclays	6-Year -20% Buffer	Cap	Uncapped	150%
2025-08-25	Barclays	6-Year -10% Buffer	Cap	Uncapped	200%
2025-08-25	Barclays	6-Year 10% Boost	Boost	Uncapped	200%
2025-08-25	Barclays	6-Year 20% Boost	Boost	Uncapped	150%
2025-08-25	Dimensional	1-Year -10% Buffer	Cap	15.5%	100%
2025-08-25	Dimensional	1-Year -10% Floor	Cap	15.5%	100%
2025-08-25	Dimensional	1-Year -9% Floor	Cap	14.45%	100%
2025-08-25	Dimensional	1-Year -8% Floor	Cap	13.4%	100%
2025-08-25	Dimensional	1-Year -7% Floor	Cap	12.35%	100%
2025-08-25	Dimensional	1-Year -6% Floor	Cap	11.4%	100%
2025-08-25	Dimensional	1-Year -5% Floor	Cap	10.35%	100%
2025-08-25	Dimensional	1-Year -4% Floor	Cap	9.4%	100%
2025-08-25	Dimensional	1-Year -3% Floor	Cap	8.4%	100%
2025-08-25	Dimensional	1-Year -2% Floor	Cap	7.45%	100%
2025-08-25	Dimensional	1-Year -1% Floor	Cap	6.45%	100%
2025-08-25	Dimensional	1-Year 0% Floor	Cap	5.5%	100%
2025-08-25	Dimensional	6-Year -20% Buffer	Cap	90%	100%
2025-08-25	Dimensional	6-Year -10% Buffer	Cap	Uncapped	102%
2025-08-25	Dimensional	6-Year 10% Boost	Boost	Uncapped	100%
2025-08-25	Dimensional	6-Year 20% Boost	Boost	55%	100%
2025-08-25	S&P 500	1-Year -10% Buffer	Cap	14.5%	100%
2025-08-25	S&P 500	1-Year -10% Floor	Cap	12%	100%
2025-08-25	S&P 500	1-Year -9% Floor	Cap	11.4%	100%
2025-08-25	S&P 500	1-Year -8% Floor	Cap	10.8%	100%
2025-08-25	S&P 500	1-Year -7% Floor	Cap	10.25%	100%
2025-08-25	S&P 500	1-Year -6% Floor	Cap	9.75%	100%
2025-08-25	S&P 500	1-Year -5% Floor	Cap	9.25%	100%
2025-08-25	S&P 500	1-Year -4% Floor	Cap	8.7%	100%
2025-08-25	S&P 500	1-Year -3% Floor	Cap	8.1%	100%
2025-08-25	S&P 500	1-Year -2% Floor	Cap	7.55%	100%
2025-08-25	S&P 500	1-Year -1% Floor	Cap	7%	100%
2025-08-25	S&P 500	1-Year 0% Floor	Cap	6.5%	100%
2025-08-25	S&P 500	6-Year -20% Buffer	Cap	Uncapped	100%
2025-08-25	S&P 500	6-Year -20% Dual Step Trigger	Trigger	43%
2025-08-25	S&P 500	6-Year -10% Buffer	Cap	Uncapped	105%
2025-08-25	S&P 500	6-Year -10% Dual Step Trigger	Trigger	50%
2025-08-25	S&P 500	6-Year 10% Boost	Boost	Uncapped	100%
2025-08-25	S&P 500	6-Year 20% Boost	Boost	70%	100%
2025-09-10	Barclays	1-Year -10% Floor	Cap	20%	125%
2025-09-10	Barclays	1-Year -9% Floor	Cap	19.1%	125%

2025-09-10	Barclays	1-Year -8% Floor	Cap	18.25%	125%
2025-09-10	Barclays	1-Year -7% Floor	Cap	16.95%	125%
2025-09-10	Barclays	1-Year -6% Floor	Cap	15.9%	125%
2025-09-10	Barclays	1-Year -5% Floor	Cap	14.35%	125%
2025-09-10	Barclays	1-Year -4% Floor	Cap	13.35%	125%
2025-09-10	Barclays	1-Year -3% Floor	Cap	11.9%	125%
2025-09-10	Barclays	1-Year -2% Floor	Cap	10.65%	125%
2025-09-10	Barclays	1-Year -1% Floor	Cap	9.25%	125%
2025-09-10	Barclays	1-Year 0% Floor	Cap	8%	125%
2025-09-10	Barclays	6-Year -20% Buffer	Cap	Uncapped	150%
2025-09-10	Barclays	6-Year -10% Buffer	Cap	Uncapped	200%
2025-09-10	Barclays	6-Year 10% Boost	Boost	Uncapped	200%
2025-09-10	Barclays	6-Year 20% Boost	Boost	Uncapped	150%
2025-09-10	Dimensional	1-Year -10% Buffer	Cap	15.5%	100%
2025-09-10	Dimensional	1-Year -10% Floor	Cap	15.5%	100%
2025-09-10	Dimensional	1-Year -9% Floor	Cap	14.35%	100%
2025-09-10	Dimensional	1-Year -8% Floor	Cap	13.3%	100%
2025-09-10	Dimensional	1-Year -7% Floor	Cap	12.25%	100%
2025-09-10	Dimensional	1-Year -6% Floor	Cap	11.25%	100%
2025-09-10	Dimensional	1-Year -5% Floor	Cap	10.15%	100%
2025-09-10	Dimensional	1-Year -4% Floor	Cap	9.2%	100%
2025-09-10	Dimensional	1-Year -3% Floor	Cap	8.1%	100%
2025-09-10	Dimensional	1-Year -2% Floor	Cap	7.15%	100%
2025-09-10	Dimensional	1-Year -1% Floor	Cap	6.1%	100%
2025-09-10	Dimensional	1-Year 0% Floor	Cap	5.15%	100%
2025-09-10	Dimensional	6-Year -20% Buffer	Cap	90%	100%
2025-09-10	Dimensional	6-Year -10% Buffer	Cap	Uncapped	102%
2025-09-10	Dimensional	6-Year 10% Boost	Boost	85%	110%
2025-09-10	Dimensional	6-Year 20% Boost	Boost	50%	110%
2025-09-10	S&P 500	1-Year -10% Buffer	Cap	14.5%	100%
2025-09-10	S&P 500	1-Year -10% Floor	Cap	11.5%	100%
2025-09-10	S&P 500	1-Year -9% Floor	Cap	10.85%	100%
2025-09-10	S&P 500	1-Year -8% Floor	Cap	10.3%	100%
2025-09-10	S&P 500	1-Year -7% Floor	Cap	9.8%	100%
2025-09-10	S&P 500	1-Year -6% Floor	Cap	9.3%	100%
2025-09-10	S&P 500	1-Year -5% Floor	Cap	8.85%	100%
2025-09-10	S&P 500	1-Year -4% Floor	Cap	8.3%	100%
2025-09-10	S&P 500	1-Year -3% Floor	Cap	7.7%	100%
2025-09-10	S&P 500	1-Year -2% Floor	Cap	7.15%	100%
2025-09-10	S&P 500	1-Year -1% Floor	Cap	6.65%	100%
2025-09-10	S&P 500	1-Year 0% Floor	Cap	6.1%	100%
2025-09-10	S&P 500	6-Year -20% Buffer	Cap	110%	100%
2025-09-10	S&P 500	6-Year -20% Dual Step Trigger	Trigger	41%
2025-09-10	S&P 500	6-Year -10% Buffer	Cap	Uncapped	101%
2025-09-10	S&P 500	6-Year -10% Dual Step Trigger	Trigger	46%
2025-09-10	S&P 500	6-Year 10% Boost	Boost	80%	110%
2025-09-10	S&P 500	6-Year 20% Boost	Boost	60%	110%
2025-09-25	Barclays	1-Year -10% Floor	Cap	20%	125%
2025-09-25	Barclays	1-Year -9% Floor	Cap	19.1%	125%
2025-09-25	Barclays	1-Year -8% Floor	Cap	18.25%	125%

2025-09-25	Barclays	1-Year -7% Floor	Cap	16.95%	125%
2025-09-25	Barclays	1-Year -6% Floor	Cap	15.9%	125%
2025-09-25	Barclays	1-Year -5% Floor	Cap	14.35%	125%
2025-09-25	Barclays	1-Year -4% Floor	Cap	13.35%	125%
2025-09-25	Barclays	1-Year -3% Floor	Cap	11.9%	125%
2025-09-25	Barclays	1-Year -2% Floor	Cap	10.65%	125%
2025-09-25	Barclays	1-Year -1% Floor	Cap	9.25%	125%
2025-09-25	Barclays	1-Year 0% Floor	Cap	8%	125%
2025-09-25	Barclays	6-Year -20% Buffer	Cap	Uncapped	150%
2025-09-25	Barclays	6-Year -10% Buffer	Cap	Uncapped	200%
2025-09-25	Barclays	6-Year 10% Boost	Boost	Uncapped	200%
2025-09-25	Barclays	6-Year 20% Boost	Boost	Uncapped	150%
2025-09-25	Dimensional	1-Year -10% Buffer	Cap	15.5%	100%
2025-09-25	Dimensional	1-Year -10% Floor	Cap	15.5%	100%
2025-09-25	Dimensional	1-Year -9% Floor	Cap	14.35%	100%
2025-09-25	Dimensional	1-Year -8% Floor	Cap	13.3%	100%
2025-09-25	Dimensional	1-Year -7% Floor	Cap	12.25%	100%
2025-09-25	Dimensional	1-Year -6% Floor	Cap	11.25%	100%
2025-09-25	Dimensional	1-Year -5% Floor	Cap	10.15%	100%
2025-09-25	Dimensional	1-Year -4% Floor	Cap	9.2%	100%
2025-09-25	Dimensional	1-Year -3% Floor	Cap	8.1%	100%
2025-09-25	Dimensional	1-Year -2% Floor	Cap	7.15%	100%
2025-09-25	Dimensional	1-Year -1% Floor	Cap	6.1%	100%
2025-09-25	Dimensional	1-Year 0% Floor	Cap	5.15%	100%
2025-09-25	Dimensional	6-Year -20% Buffer	Cap	90%	100%
2025-09-25	Dimensional	6-Year -10% Buffer	Cap	Uncapped	102%
2025-09-25	Dimensional	6-Year 10% Boost	Boost	85%	110%
2025-09-25	Dimensional	6-Year 20% Boost	Boost	50%	110%
2025-09-25	S&P 500	1-Year -10% Buffer	Cap	14.5%	100%
2025-09-25	S&P 500	1-Year -10% Floor	Cap	11.5%	100%
2025-09-25	S&P 500	1-Year -9% Floor	Cap	10.85%	100%
2025-09-25	S&P 500	1-Year -8% Floor	Cap	10.3%	100%
2025-09-25	S&P 500	1-Year -7% Floor	Cap	9.8%	100%
2025-09-25	S&P 500	1-Year -6% Floor	Cap	9.3%	100%
2025-09-25	S&P 500	1-Year -5% Floor	Cap	8.85%	100%
2025-09-25	S&P 500	1-Year -4% Floor	Cap	8.3%	100%
2025-09-25	S&P 500	1-Year -3% Floor	Cap	7.7%	100%
2025-09-25	S&P 500	1-Year -2% Floor	Cap	7.15%	100%
2025-09-25	S&P 500	1-Year -1% Floor	Cap	6.65%	100%
2025-09-25	S&P 500	1-Year 0% Floor	Cap	6.1%	100%
2025-09-25	S&P 500	6-Year -20% Buffer	Cap	110%	100%
2025-09-25	S&P 500	6-Year -20% Dual Step Trigger	Trigger	41%
2025-09-25	S&P 500	6-Year -10% Buffer	Cap	Uncapped	101%
2025-09-25	S&P 500	6-Year -10% Dual Step Trigger	Trigger	46%
2025-09-25	S&P 500	6-Year 10% Boost	Boost	80%	110%
2025-09-25	S&P 500	6-Year 20% Boost	Boost	60%	110%
2025-10-10	Barclays	1-Year -10% Floor	Cap	20%	125%
2025-10-10	Barclays	1-Year -9% Floor	Cap	19.1%	125%
2025-10-10	Barclays	1-Year -8% Floor	Cap	18.25%	125%
2025-10-10	Barclays	1-Year -7% Floor	Cap	16.95%	125%

2025-10-10	Barclays	1-Year -6% Floor	Cap	15.9%	125%
2025-10-10	Barclays	1-Year -5% Floor	Cap	14.35%	125%
2025-10-10	Barclays	1-Year -4% Floor	Cap	13.35%	125%
2025-10-10	Barclays	1-Year -3% Floor	Cap	11.9%	125%
2025-10-10	Barclays	1-Year -2% Floor	Cap	10.65%	125%
2025-10-10	Barclays	1-Year -1% Floor	Cap	9.25%	125%
2025-10-10	Barclays	1-Year 0% Floor	Cap	8%	125%
2025-10-10	Barclays	6-Year -20% Buffer	Cap	Uncapped	150%
2025-10-10	Barclays	6-Year -10% Buffer	Cap	Uncapped	200%
2025-10-10	Barclays	6-Year 10% Boost	Boost	Uncapped	200%
2025-10-10	Barclays	6-Year 20% Boost	Boost	Uncapped	150%
2025-10-10	Dimensional	1-Year -10% Buffer	Cap	15.5%	100%
2025-10-10	Dimensional	1-Year -10% Floor	Cap	15.5%	100%
2025-10-10	Dimensional	1-Year -9% Floor	Cap	14.35%	100%
2025-10-10	Dimensional	1-Year -8% Floor	Cap	13.3%	100%
2025-10-10	Dimensional	1-Year -7% Floor	Cap	12.25%	100%
2025-10-10	Dimensional	1-Year -6% Floor	Cap	11.25%	100%
2025-10-10	Dimensional	1-Year -5% Floor	Cap	10.15%	100%
2025-10-10	Dimensional	1-Year -4% Floor	Cap	9.2%	100%
2025-10-10	Dimensional	1-Year -3% Floor	Cap	8.1%	100%
2025-10-10	Dimensional	1-Year -2% Floor	Cap	7.15%	100%
2025-10-10	Dimensional	1-Year -1% Floor	Cap	6.1%	100%
2025-10-10	Dimensional	1-Year 0% Floor	Cap	5.15%	100%
2025-10-10	Dimensional	6-Year -20% Buffer	Cap	90%	100%
2025-10-10	Dimensional	6-Year -10% Buffer	Cap	Uncapped	102%
2025-10-10	Dimensional	6-Year 10% Boost	Boost	85%	110%
2025-10-10	Dimensional	6-Year 20% Boost	Boost	50%	110%
2025-10-10	S&P 500	1-Year -10% Buffer	Cap	14.5%	100%
2025-10-10	S&P 500	1-Year -10% Floor	Cap	11.5%	100%
2025-10-10	S&P 500	1-Year -9% Floor	Cap	10.85%	100%
2025-10-10	S&P 500	1-Year -8% Floor	Cap	10.3%	100%
2025-10-10	S&P 500	1-Year -7% Floor	Cap	9.8%	100%
2025-10-10	S&P 500	1-Year -6% Floor	Cap	9.3%	100%
2025-10-10	S&P 500	1-Year -5% Floor	Cap	8.85%	100%
2025-10-10	S&P 500	1-Year -4% Floor	Cap	8.3%	100%
2025-10-10	S&P 500	1-Year -3% Floor	Cap	7.7%	100%
2025-10-10	S&P 500	1-Year -2% Floor	Cap	7.15%	100%
2025-10-10	S&P 500	1-Year -1% Floor	Cap	6.65%	100%
2025-10-10	S&P 500	1-Year 0% Floor	Cap	6.1%	100%
2025-10-10	S&P 500	6-Year -20% Buffer	Cap	Uncapped	100%
2025-10-10	S&P 500	6-Year -20% Dual Step Trigger	Trigger	41%
2025-10-10	S&P 500	6-Year -10% Buffer	Cap	Uncapped	105%
2025-10-10	S&P 500	6-Year -10% Dual Step Trigger	Trigger	46%
2025-10-10	S&P 500	6-Year 10% Boost	Boost	80%	110%
2025-10-10	S&P 500	6-Year 20% Boost	Boost	60%	110%
2025-10-25	Barclays	1-Year -10% Floor	Cap	20%	125%
2025-10-25	Barclays	1-Year -9% Floor	Cap	19.1%	125%
2025-10-25	Barclays	1-Year -8% Floor	Cap	18.25%	125%
2025-10-25	Barclays	1-Year -7% Floor	Cap	16.95%	125%
2025-10-25	Barclays	1-Year -6% Floor	Cap	15.9%	125%

2025-10-25	Barclays	1-Year -5% Floor	Cap	14.35%	125%
2025-10-25	Barclays	1-Year -4% Floor	Cap	13.35%	125%
2025-10-25	Barclays	1-Year -3% Floor	Cap	11.9%	125%
2025-10-25	Barclays	1-Year -2% Floor	Cap	10.65%	125%
2025-10-25	Barclays	1-Year -1% Floor	Cap	9.25%	125%
2025-10-25	Barclays	1-Year 0% Floor	Cap	8%	125%
2025-10-25	Barclays	6-Year -20% Buffer	Cap	Uncapped	150%
2025-10-25	Barclays	6-Year -10% Buffer	Cap	Uncapped	200%
2025-10-25	Barclays	6-Year 10% Boost	Boost	Uncapped	200%
2025-10-25	Barclays	6-Year 20% Boost	Boost	Uncapped	150%
2025-10-25	Dimensional	1-Year -10% Buffer	Cap	15.5%	100%
2025-10-25	Dimensional	1-Year -10% Floor	Cap	15.5%	100%
2025-10-25	Dimensional	1-Year -9% Floor	Cap	14.35%	100%
2025-10-25	Dimensional	1-Year -8% Floor	Cap	13.3%	100%
2025-10-25	Dimensional	1-Year -7% Floor	Cap	12.25%	100%
2025-10-25	Dimensional	1-Year -6% Floor	Cap	11.25%	100%
2025-10-25	Dimensional	1-Year -5% Floor	Cap	10.15%	100%
2025-10-25	Dimensional	1-Year -4% Floor	Cap	9.2%	100%
2025-10-25	Dimensional	1-Year -3% Floor	Cap	8.1%	100%
2025-10-25	Dimensional	1-Year -2% Floor	Cap	7.15%	100%
2025-10-25	Dimensional	1-Year -1% Floor	Cap	6.1%	100%
2025-10-25	Dimensional	1-Year 0% Floor	Cap	5.15%	100%
2025-10-25	Dimensional	6-Year -20% Buffer	Cap	90%	100%
2025-10-25	Dimensional	6-Year -10% Buffer	Cap	Uncapped	102%
2025-10-25	Dimensional	6-Year 10% Boost	Boost	85%	110%
2025-10-25	Dimensional	6-Year 20% Boost	Boost	50%	110%
2025-10-25	S&P 500	1-Year -10% Buffer	Cap	14.5%	100%
2025-10-25	S&P 500	1-Year -10% Floor	Cap	11.5%	100%
2025-10-25	S&P 500	1-Year -9% Floor	Cap	10.85%	100%
2025-10-25	S&P 500	1-Year -8% Floor	Cap	10.3%	100%
2025-10-25	S&P 500	1-Year -7% Floor	Cap	9.8%	100%
2025-10-25	S&P 500	1-Year -6% Floor	Cap	9.3%	100%
2025-10-25	S&P 500	1-Year -5% Floor	Cap	8.85%	100%
2025-10-25	S&P 500	1-Year -4% Floor	Cap	8.3%	100%
2025-10-25	S&P 500	1-Year -3% Floor	Cap	7.7%	100%
2025-10-25	S&P 500	1-Year -2% Floor	Cap	7.15%	100%
2025-10-25	S&P 500	1-Year -1% Floor	Cap	6.65%	100%
2025-10-25	S&P 500	1-Year 0% Floor	Cap	6.1%	100%
2025-10-25	S&P 500	6-Year -20% Buffer	Cap	Uncapped	100%
2025-10-25	S&P 500	6-Year -20% Dual Step Trigger	Trigger	41%
2025-10-25	S&P 500	6-Year -10% Buffer	Cap	Uncapped	105%
2025-10-25	S&P 500	6-Year -10% Dual Step Trigger	Trigger	46%
2025-10-25	S&P 500	6-Year 10% Boost	Boost	80%	110%
2025-10-25	S&P 500	6-Year 20% Boost	Boost	60%	110%
2025-11-10	Barclays	1-Year -10% Floor	Cap	40%	100%
2025-11-10	Barclays	1-Year -9% Floor	Cap	34.75%	100%
2025-11-10	Barclays	1-Year -8% Floor	Cap	29.5%	100%
2025-11-10	Barclays	1-Year -7% Floor	Cap	24.2%	100%
2025-11-10	Barclays	1-Year -6% Floor	Cap	18.95%	100%
2025-11-10	Barclays	1-Year -5% Floor	Cap	15.95%	100%

2025-11-10	Barclays	1-Year -4% Floor	Cap	14.65%	100%
2025-11-10	Barclays	1-Year -3% Floor	Cap	12.75%	100%
2025-11-10	Barclays	1-Year -2% Floor	Cap	11.2%	100%
2025-11-10	Barclays	1-Year -1% Floor	Cap	9.5%	100%
2025-11-10	Barclays	1-Year 0% Floor	Cap	8%	100%
2025-11-10	Barclays	6-Year -20% Buffer	Cap	Uncapped	150%
2025-11-10	Barclays	6-Year -10% Buffer	Cap	Uncapped	200%
2025-11-10	Barclays	6-Year 10% Boost	Boost	Uncapped	200%
2025-11-10	Barclays	6-Year 20% Boost	Boost	Uncapped	150%
2025-11-10	Dimensional	1-Year -10% Buffer	Cap	15.5%	100%
2025-11-10	Dimensional	1-Year -10% Floor	Cap	14.75%	100%
2025-11-10	Dimensional	1-Year -9% Floor	Cap	13.7%	100%
2025-11-10	Dimensional	1-Year -8% Floor	Cap	12.65%	100%
2025-11-10	Dimensional	1-Year -7% Floor	Cap	11.65%	100%
2025-11-10	Dimensional	1-Year -6% Floor	Cap	10.65%	100%
2025-11-10	Dimensional	1-Year -5% Floor	Cap	9.65%	100%
2025-11-10	Dimensional	1-Year -4% Floor	Cap	8.65%	100%
2025-11-10	Dimensional	1-Year -3% Floor	Cap	7.65%	100%
2025-11-10	Dimensional	1-Year -2% Floor	Cap	6.7%	100%
2025-11-10	Dimensional	1-Year -1% Floor	Cap	5.7%	100%
2025-11-10	Dimensional	1-Year 0% Floor	Cap	4.75%	100%
2025-11-10	Dimensional	6-Year -20% Buffer	Cap	90%	100%
2025-11-10	Dimensional	6-Year -10% Buffer	Cap	Uncapped	102%
2025-11-10	Dimensional	6-Year 10% Boost	Boost	70%	110%
2025-11-10	Dimensional	6-Year 20% Boost	Boost	50%	110%
2025-11-10	S&P 500	1-Year -10% Buffer	Cap	14.5%	100%
2025-11-10	S&P 500	1-Year -10% Floor	Cap	11.5%	100%
2025-11-10	S&P 500	1-Year -9% Floor	Cap	10.85%	100%
2025-11-10	S&P 500	1-Year -8% Floor	Cap	10.25%	100%
2025-11-10	S&P 500	1-Year -7% Floor	Cap	9.7%	100%
2025-11-10	S&P 500	1-Year -6% Floor	Cap	9.15%	100%
2025-11-10	S&P 500	1-Year -5% Floor	Cap	8.65%	100%
2025-11-10	S&P 500	1-Year -4% Floor	Cap	8.05%	100%
2025-11-10	S&P 500	1-Year -3% Floor	Cap	7.45%	100%
2025-11-10	S&P 500	1-Year -2% Floor	Cap	6.85%	100%
2025-11-10	S&P 500	1-Year -1% Floor	Cap	6.3%	100%
2025-11-10	S&P 500	1-Year 0% Floor	Cap	5.75%	100%
2025-11-10	S&P 500	6-Year -20% Buffer	Cap	Uncapped	100%
2025-11-10	S&P 500	6-Year -20% Dual Step Trigger	Trigger	40%
2025-11-10	S&P 500	6-Year -10% Buffer	Cap	Uncapped	105%
2025-11-10	S&P 500	6-Year -10% Dual Step Trigger	Trigger	45%
2025-11-10	S&P 500	6-Year 10% Boost	Boost	75%	110%
2025-11-10	S&P 500	6-Year 20% Boost	Boost	55%	110%
2025-11-25	Barclays	1-Year -10% Floor	Cap	40%	100%
2025-11-25	Barclays	1-Year -9% Floor	Cap	34.75%	100%
2025-11-25	Barclays	1-Year -8% Floor	Cap	29.5%	100%
2025-11-25	Barclays	1-Year -7% Floor	Cap	24.2%	100%
2025-11-25	Barclays	1-Year -6% Floor	Cap	18.95%	100%
2025-11-25	Barclays	1-Year -5% Floor	Cap	15.95%	100%
2025-11-25	Barclays	1-Year -4% Floor	Cap	14.65%	100%

2025-11-25	Barclays	1-Year -3% Floor	Cap	12.75%	100%
2025-11-25	Barclays	1-Year -2% Floor	Cap	11.2%	100%
2025-11-25	Barclays	1-Year -1% Floor	Cap	9.5%	100%
2025-11-25	Barclays	1-Year 0% Floor	Cap	8%	100%
2025-11-25	Barclays	6-Year -20% Buffer	Cap	Uncapped	150%
2025-11-25	Barclays	6-Year -10% Buffer	Cap	Uncapped	200%
2025-11-25	Barclays	6-Year 10% Boost	Boost	Uncapped	200%
2025-11-25	Barclays	6-Year 20% Boost	Boost	Uncapped	150%
2025-11-25	Dimensional	1-Year -10% Buffer	Cap	15.5%	100%
2025-11-25	Dimensional	1-Year -10% Floor	Cap	14.75%	100%
2025-11-25	Dimensional	1-Year -9% Floor	Cap	13.7%	100%
2025-11-25	Dimensional	1-Year -8% Floor	Cap	12.65%	100%
2025-11-25	Dimensional	1-Year -7% Floor	Cap	11.65%	100%
2025-11-25	Dimensional	1-Year -6% Floor	Cap	10.65%	100%
2025-11-25	Dimensional	1-Year -5% Floor	Cap	9.65%	100%
2025-11-25	Dimensional	1-Year -4% Floor	Cap	8.65%	100%
2025-11-25	Dimensional	1-Year -3% Floor	Cap	7.65%	100%
2025-11-25	Dimensional	1-Year -2% Floor	Cap	6.7%	100%
2025-11-25	Dimensional	1-Year -1% Floor	Cap	5.7%	100%
2025-11-25	Dimensional	1-Year 0% Floor	Cap	4.75%	100%
2025-11-25	Dimensional	6-Year -20% Buffer	Cap	90%	100%
2025-11-25	Dimensional	6-Year -10% Buffer	Cap	Uncapped	102%
2025-11-25	Dimensional	6-Year 10% Boost	Boost	70%	110%
2025-11-25	Dimensional	6-Year 20% Boost	Boost	50%	110%
2025-11-25	S&P 500	1-Year -10% Buffer	Cap	14.5%	100%
2025-11-25	S&P 500	1-Year -10% Floor	Cap	11.5%	100%
2025-11-25	S&P 500	1-Year -9% Floor	Cap	10.85%	100%
2025-11-25	S&P 500	1-Year -8% Floor	Cap	10.25%	100%
2025-11-25	S&P 500	1-Year -7% Floor	Cap	9.7%	100%
2025-11-25	S&P 500	1-Year -6% Floor	Cap	9.15%	100%
2025-11-25	S&P 500	1-Year -5% Floor	Cap	8.65%	100%
2025-11-25	S&P 500	1-Year -4% Floor	Cap	8.05%	100%
2025-11-25	S&P 500	1-Year -3% Floor	Cap	7.45%	100%
2025-11-25	S&P 500	1-Year -2% Floor	Cap	6.85%	100%
2025-11-25	S&P 500	1-Year -1% Floor	Cap	6.3%	100%
2025-11-25	S&P 500	1-Year 0% Floor	Cap	5.75%	100%
2025-11-25	S&P 500	6-Year -20% Buffer	Cap	Uncapped	100%
2025-11-25	S&P 500	6-Year -20% Dual Step Trigger	Trigger	40%
2025-11-25	S&P 500	6-Year -10% Buffer	Cap	Uncapped	105%
2025-11-25	S&P 500	6-Year -10% Dual Step Trigger	Trigger	45%
2025-11-25	S&P 500	6-Year 10% Boost	Boost	75%	110%
2025-11-25	S&P 500	6-Year 20% Boost	Boost	55%	110%
2025-12-10	Barclays	1-Year -10% Floor	Cap	40%	100%
2025-12-10	Barclays	1-Year -9% Floor	Cap	35.9%	100%
2025-12-10	Barclays	1-Year -8% Floor	Cap	31.8%	100%
2025-12-10	Barclays	1-Year -7% Floor	Cap	27.7%	100%
2025-12-10	Barclays	1-Year -6% Floor	Cap	23.6%	100%
2025-12-10	Barclays	1-Year -5% Floor	Cap	19.5%	100%
2025-12-10	Barclays	1-Year -4% Floor	Cap	15.4%	100%
2025-12-10	Barclays	1-Year -3% Floor	Cap	13.6%	100%

2025-12-10	Barclays	1-Year -2% Floor	Cap	11.85%	100%
2025-12-10	Barclays	1-Year -1% Floor	Cap	10.15%	100%
2025-12-10	Barclays	1-Year 0% Floor	Cap	8.75%	100%
2025-12-10	Barclays	6-Year -20% Buffer	Cap	Uncapped	150%
2025-12-10	Barclays	6-Year -10% Buffer	Cap	Uncapped	200%
2025-12-10	Barclays	6-Year 10% Boost	Boost	Uncapped	200%
2025-12-10	Barclays	6-Year 20% Boost	Boost	Uncapped	150%
2025-12-10	Dimensional	1-Year -10% Buffer	Cap	17.75%	100%
2025-12-10	Dimensional	1-Year -10% Floor	Cap	15%	100%
2025-12-10	Dimensional	1-Year -9% Floor	Cap	13.95%	100%
2025-12-10	Dimensional	1-Year -8% Floor	Cap	12.9%	100%
2025-12-10	Dimensional	1-Year -7% Floor	Cap	11.9%	100%
2025-12-10	Dimensional	1-Year -6% Floor	Cap	10.9%	100%
2025-12-10	Dimensional	1-Year -5% Floor	Cap	9.85%	100%
2025-12-10	Dimensional	1-Year -4% Floor	Cap	8.9%	100%
2025-12-10	Dimensional	1-Year -3% Floor	Cap	7.9%	100%
2025-12-10	Dimensional	1-Year -2% Floor	Cap	6.95%	100%
2025-12-10	Dimensional	1-Year -1% Floor	Cap	5.95%	100%
2025-12-10	Dimensional	1-Year 0% Floor	Cap	5%	100%
2025-12-10	Dimensional	6-Year -20% Buffer	Cap	75%	100%
2025-12-10	Dimensional	6-Year -10% Buffer	Cap	Uncapped	100%
2025-12-10	Dimensional	6-Year 10% Boost	Boost	75%	110%
2025-12-10	Dimensional	6-Year 20% Boost	Boost	50%	110%
2025-12-10	S&P 500	1-Year -10% Buffer	Cap	15.75%	100%
2025-12-10	S&P 500	1-Year -10% Floor	Cap	11.75%	100%
2025-12-10	S&P 500	1-Year -9% Floor	Cap	11.1%	100%
2025-12-10	S&P 500	1-Year -8% Floor	Cap	10.5%	100%
2025-12-10	S&P 500	1-Year -7% Floor	Cap	9.95%	100%
2025-12-10	S&P 500	1-Year -6% Floor	Cap	9.4%	100%
2025-12-10	S&P 500	1-Year -5% Floor	Cap	8.9%	100%
2025-12-10	S&P 500	1-Year -4% Floor	Cap	8.3%	100%
2025-12-10	S&P 500	1-Year -3% Floor	Cap	7.7%	100%
2025-12-10	S&P 500	1-Year -2% Floor	Cap	7.1%	100%
2025-12-10	S&P 500	1-Year -1% Floor	Cap	6.55%	100%
2025-12-10	S&P 500	1-Year 0% Floor	Cap	6%	100%
2025-12-10	S&P 500	6-Year -20% Buffer	Cap	Uncapped	100%
2025-12-10	S&P 500	6-Year -20% Dual Step Trigger	Trigger	40%
2025-12-10	S&P 500	6-Year -10% Buffer	Cap	Uncapped	105%
2025-12-10	S&P 500	6-Year -10% Dual Step Trigger	Trigger	45%
2025-12-10	S&P 500	6-Year 10% Boost	Boost	75%	110%
2025-12-10	S&P 500	6-Year 20% Boost	Boost	55%	110%
2025-12-25	Barclays	1-Year -10% Floor	Cap	40%	100%
2025-12-25	Barclays	1-Year -9% Floor	Cap	35.9%	100%
2025-12-25	Barclays	1-Year -8% Floor	Cap	31.8%	100%
2025-12-25	Barclays	1-Year -7% Floor	Cap	27.7%	100%
2025-12-25	Barclays	1-Year -6% Floor	Cap	23.6%	100%
2025-12-25	Barclays	1-Year -5% Floor	Cap	19.5%	100%
2025-12-25	Barclays	1-Year -4% Floor	Cap	15.4%	100%
2025-12-25	Barclays	1-Year -3% Floor	Cap	13.6%	100%
2025-12-25	Barclays	1-Year -2% Floor	Cap	11.85%	100%

2025-12-25	Barclays	1-Year -1% Floor	Cap	10.15%	100%
2025-12-25	Barclays	1-Year 0% Floor	Cap	8.75%	100%
2025-12-25	Barclays	6-Year -20% Buffer	Cap	Uncapped	150%
2025-12-25	Barclays	6-Year -10% Buffer	Cap	Uncapped	200%
2025-12-25	Barclays	6-Year 10% Boost	Boost	Uncapped	200%
2025-12-25	Barclays	6-Year 20% Boost	Boost	Uncapped	150%
2025-12-25	Dimensional	1-Year -10% Buffer	Cap	17.75%	100%
2025-12-25	Dimensional	1-Year -10% Floor	Cap	15%	100%
2025-12-25	Dimensional	1-Year -9% Floor	Cap	13.95%	100%
2025-12-25	Dimensional	1-Year -8% Floor	Cap	12.9%	100%
2025-12-25	Dimensional	1-Year -7% Floor	Cap	11.9%	100%
2025-12-25	Dimensional	1-Year -6% Floor	Cap	10.9%	100%
2025-12-25	Dimensional	1-Year -5% Floor	Cap	9.85%	100%
2025-12-25	Dimensional	1-Year -4% Floor	Cap	8.9%	100%
2025-12-25	Dimensional	1-Year -3% Floor	Cap	7.9%	100%
2025-12-25	Dimensional	1-Year -2% Floor	Cap	6.95%	100%
2025-12-25	Dimensional	1-Year -1% Floor	Cap	5.95%	100%
2025-12-25	Dimensional	1-Year 0% Floor	Cap	5%	100%
2025-12-25	Dimensional	6-Year -20% Buffer	Cap	75%	100%
2025-12-25	Dimensional	6-Year -10% Buffer	Cap	Uncapped	100%
2025-12-25	Dimensional	6-Year 10% Boost	Boost	75%	110%
2025-12-25	Dimensional	6-Year 20% Boost	Boost	50%	110%
2025-12-25	S&P 500	1-Year -10% Buffer	Cap	15.75%	100%
2025-12-25	S&P 500	1-Year -10% Floor	Cap	11.75%	100%
2025-12-25	S&P 500	1-Year -9% Floor	Cap	11.1%	100%
2025-12-25	S&P 500	1-Year -8% Floor	Cap	10.5%	100%
2025-12-25	S&P 500	1-Year -7% Floor	Cap	9.95%	100%
2025-12-25	S&P 500	1-Year -6% Floor	Cap	9.4%	100%
2025-12-25	S&P 500	1-Year -5% Floor	Cap	8.9%	100%
2025-12-25	S&P 500	1-Year -4% Floor	Cap	8.3%	100%
2025-12-25	S&P 500	1-Year -3% Floor	Cap	7.7%	100%
2025-12-25	S&P 500	1-Year -2% Floor	Cap	7.1%	100%
2025-12-25	S&P 500	1-Year -1% Floor	Cap	6.55%	100%
2025-12-25	S&P 500	1-Year 0% Floor	Cap	6%	100%
2025-12-25	S&P 500	6-Year -20% Buffer	Cap	Uncapped	100%
2025-12-25	S&P 500	6-Year -20% Dual Step Trigger	Trigger	40%
2025-12-25	S&P 500	6-Year -10% Buffer	Cap	Uncapped	105%
2025-12-25	S&P 500	6-Year -10% Dual Step Trigger	Trigger	45%
2025-12-25	S&P 500	6-Year 10% Boost	Boost	75%	110%
2025-12-25	S&P 500	6-Year 20% Boost	Boost	55%	110%